The Gabelli Asset Fund

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.9%
	Aerospace — 1.8%
448,950	Aerojet Rocketdyne Holdings Inc.†	$18,779,579
9,000	HEICO Corp.	671,490
8,050	L3Harris Technologies Inc.	1,449,966
4,850	Lockheed Martin Corp.	1,643,907
5,800	Northrop Grumman Corp.	1,754,790
974,900	Rolls-Royce Holdings plc	4,124,395
1,375	The Boeing Co.	205,067

		28,629,194

	Agriculture — 0.4%
169,900	Archer-Daniels-Midland Co.	5,977,082
1,550	Nutrien Ltd.	52,607
24,200	The Mosaic Co.	261,844

		6,291,533

	Airlines — 0.0%
100,000	American Airlines Group Inc., Escrow†	9,000

	Automotive — 0.8%
5,000	Ferrari NV	762,850
388,800	Navistar International Corp.†	6,411,312
88,500	PACCAR Inc.	5,410,005
2,900	Volkswagen AG.	388,287

		12,972,454

	Automotive: Parts and Accessories — 2.2%
122,550	BorgWarner Inc.	2,986,543
344,000	Dana Inc.	2,686,640
83,600	Freni Brembo SpA	626,516
28,000	Garrett Motion Inc.†	80,080
311,850	Genuine Parts Co.	20,996,861
41,600	Modine Manufacturing Co.†	135,200
19,950	O’Reilly Automotive Inc.†	6,005,947
29,000	Standard Motor Products Inc.	1,205,530
52,000	Superior Industries International Inc.	62,400
38,700	Tenneco Inc., Cl. A.	139,320
		34,925,037

	Aviation: Parts and Services — 0.6%
38,750	Curtiss-Wright Corp.	3,580,887
84,600	Kaman Corp.	3,254,562
1,238,400	Signature Aviation plc	2,538,052

		9,373,501

	Broadcasting — 1.8%
17,400	Cogeco Inc.	1,074,193
38,700	Corus Entertainment Inc., Cl. B	67,725
33,750	Liberty Broadband Corp., Cl. A†	3,611,250
82,682	Liberty Broadband Corp., Cl. C†	9,154,551
33,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	852,060
58,100	Liberty Media Corp.- Liberty Formula One, Cl. C†	1,582,063

Shares		Market Value
50,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	$1,584,500
247,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	7,810,140
302,815	MSG Networks Inc., Cl. A†	3,088,713
5,000	TEGNA Inc.	54,300
85,000	Television Broadcasts Ltd.	105,801
18,650	Tokyo Broadcasting System Holdings Inc.	260,866

		29,246,162

	Building and Construction — 0.8%
62,950	Arcosa Inc.	2,501,633
35,800	Assa Abloy AB, Cl. B	679,265
128,000	Fortune Brands Home & Security Inc.	5,536,000
86,000	Herc Holdings Inc.†	1,759,560
104,000	Johnson Controls International plc	2,803,840

		13,280,298

	Business Services — 3.5%
242,500	Clear Channel Outdoor Holdings Inc.†	155,200
18,650	Diebold Nixdorf Inc.†	65,648
21,850	Ecolab Inc.	3,404,885
46,900	Fly Leasing Ltd., ADR†	330,176
54,700	Live Nation Entertainment Inc.†	2,486,662
189,000	Macquarie Infrastructure Corp.	4,772,250
117,100	Mastercard Inc., Cl. A.	28,286,676
50,000	ServiceMaster Global Holdings Inc.†	1,350,000
30,000	The Brink’s Co.	1,561,500
219,500	The Interpublic Group of Companies Inc.	3,553,705
13,000	United Rentals Inc.†	1,337,700
21,300	Vectrus Inc.†	882,033
47,800	Visa Inc., Cl. A	7,701,536

		55,887,971

	Cable and Satellite — 3.4%
100,600	AMC Networks Inc., Cl. A†	2,445,586
2,150	Charter Communications Inc., Cl. A†	938,067
439,950	Comcast Corp., Cl. A	15,125,481
288,695	DISH Network Corp., Cl. A†	5,771,013
82,300	EchoStar Corp., Cl. A†	2,631,131
134,900	Liberty Global plc, Cl. A†	2,227,199
174,400	Liberty Global plc, Cl. C†	2,739,824
20,857	Liberty Latin America Ltd., Cl. A†	219,416
109,350	Liberty Latin America Ltd., Cl. C†	1,121,931
10,000	Naspers Ltd., Cl. N	1,427,810
7,750	Prosus NV†	539,773
393,400	Rogers Communications Inc., Cl. B	16,337,902
203,150	Shaw Communications Inc., Cl. B	3,291,030

		54,816,163

	Communications Equipment — 0.1%
85,950	Corning Inc.	1,765,413

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Computer Hardware — 0.2%
7,000	Apple Inc.	$1,780,030
8,900	Dell Technologies Inc., Cl. C†	351,995
4,850	Intel Corp.	262,482
3,650	International Business Machines Corp.	404,895

		2,799,402

	Computer Software and Services — 1.3%
1,200	Activision Blizzard Inc.	71,376
625	Alphabet Inc., Cl. A†	726,219
9,200	Alphabet Inc., Cl. C†	10,697,852
2,000	Baidu Inc., ADR†	201,580
8,300	Cisco Systems Inc.	326,273
20,200	Fidelity National Information Services Inc.	2,457,128
209,500	Hewlett Packard Enterprise Co.	2,034,245
6,050	Microsoft Corp.	954,145
23,350	Rockwell Automation Inc.	3,523,749

		20,992,567

	Consumer Products — 5.5%
29,000	Brunswick Corp.	1,025,730
11,000	Christian Dior SE	3,959,854
40,000	Church & Dwight Co. Inc.	2,567,200
365,000	Edgewell Personal Care Co.†	8,789,200
263,050	Energizer Holdings Inc.	7,957,263
10,000	Essity AB, Cl. A	306,291
50,000	Essity AB, Cl. B	1,546,618
3,400	Givaudan SA	10,579,740
29,000	Harley-Davidson Inc.	548,970
1,950	Hermes International	1,352,333
4,150	National Presto Industries Inc.	293,861
39,350	Reckitt Benckiser Group plc.	3,005,906
93,500	Sally Beauty Holdings Inc.†	755,480
10,000	Svenska Cellulosa AB SCA, Cl. A†	101,086
42,000	Svenska Cellulosa AB SCA, Cl. B†	426,472
744,900	Swedish Match AB	42,769,882
3,700	The Estee Lauder Companies Inc., Cl. A	589,558
18,000	The Procter & Gamble Co.	1,980,000
32,150	Wolverine World Wide Inc.	488,680

		89,044,124

	Consumer Services — 1.3%
4,650	Allegion plc	427,893
2,500	FedEx Corp.	303,150
46,000	GCI Liberty Inc., Cl. A†	2,620,620
38,800	IAC/InterActiveCorp.†	6,954,124
265,000	Qurate Retail Inc., Cl. A†	1,617,825
258,500	Rollins Inc.	9,342,190
1,000	Royal Caribbean Cruises Ltd.	32,170

		21,297,972

	Diversified Industrial — 4.5%
475	Acuity Brands Inc.	40,689

Shares		Market Value
2,900	Agilent Technologies Inc.	$207,698
150	Anixter International Inc.†	13,181
40,000	Colfax Corp.†	792,000
262,800	Crane Co.	12,924,504
94,500	Eaton Corp. plc	7,341,705
8,200	EnPro Industries Inc.	324,556
15,100	General Electric Co.	119,894
131,550	Greif Inc., Cl. A	4,089,889
122,925	Honeywell International Inc.	16,446,136
20,471	Ingersoll Rand Inc.†	507,681
207,600	ITT Inc.	9,416,736
26,000	Jardine Matheson Holdings Ltd.	1,300,000
120,000	Jardine Strategic Holdings Ltd.	2,664,000
246,150	Myers Industries Inc.	2,646,113
29,000	nVent Electric plc	489,230
28,000	Pentair plc	833,280
10,350	Sulzer AG	657,023
164,300	Textron Inc.	4,381,881
320,000	Toray Industries Inc.	1,395,768
23,200	Trane Technologies plc	1,916,088
222,500	Trinity Industries Inc.	3,575,575
3,850	Waters Corp.†	700,893
2,200	Westinghouse Air Brake Technologies Corp.	105,886

		72,890,406

	Electronics — 4.0%
12,000	Kyocera Corp., ADR	703,590
1,500	Mettler-Toledo International Inc.†	1,035,765
414,350	Resideo Technologies Inc.†	2,005,454
2,200	Samsung Electronics Co. Ltd., GDR	2,184,600
747,100	Sony Corp., ADR	44,213,378
35,550	TE Connectivity Ltd.	2,238,939
96,600	Texas Instruments Inc.	9,653,238
8,000	Thermo Fisher Scientific Inc.	2,268,800

		64,303,764

	Energy and Utilities — 1.5%
74,050	BP plc, ADR	1,806,079
91,100	Chevron Corp.	6,601,106
4,650	ConocoPhillips	143,220
109,300	Devon Energy Corp.	755,263
32,900	Enbridge Inc.	957,061
86,100	EOG Resources Inc.	3,092,712
12,100	Exxon Mobil Corp.	459,437
98,750	Halliburton Co.	676,437
62,900	Kinder Morgan Inc.	875,568
11,200	Marathon Petroleum Corp.	264,544
123,100	National Fuel Gas Co.	4,590,399
45,450	Oceaneering International Inc.†	133,623
34,500	Southwest Gas Holdings Inc.	2,399,820
95,000	The AES Corp.	1,292,000

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
52	Weatherford International plc†	$309

		24,047,578

	Entertainment — 5.1%
190,750	Discovery Inc., Cl. A†	3,708,180
542,000	Discovery Inc., Cl. C†	9,506,680
247,550	Fox Corp., Cl. A.	5,849,607
679,550	Grupo Televisa SAB, ADR	3,941,390
48,800	Liberty Media Corp.- Liberty Braves, Cl. A†	951,600
141,071	Liberty Media Corp.- Liberty Braves, Cl. C†	2,688,813
125,533	The Madison Square Garden Co., Cl. A†	26,538,932
168,050	The Walt Disney Co.	16,233,630
516,950	ViacomCBS Inc., Cl. A	9,217,219
135,000	ViacomCBS Inc., Cl. B	1,891,350
50,000	Vivendi SA	1,076,707

		81,604,108

	Environmental Services — 2.9%
395,950	Republic Services Inc.	29,720,007
20,000	Stericycle Inc.†	971,600
75,000	Waste Connections Inc.	5,812,500
111,900	Waste Management Inc.	10,357,464

		46,861,571

	Equipment and Supplies — 8.7%
632,410	AMETEK Inc.	45,546,168
11,600	Amphenol Corp., Cl. A	845,408
10,650	AZZ Inc.	299,478
49,800	CIRCOR International Inc.†	579,174
103,900	Crown Holdings Inc.†.	6,030,356
149,550	CTS Corp.	3,722,299
4,535	Danaher Corp.	627,689
432,500	Donaldson Co. Inc.	16,707,475
413,800	Flowserve Corp.	9,885,682
133,000	Graco Inc.	6,481,090
9,000	Hubbell Inc.	1,032,660
142,700	IDEX Corp.	19,708,297
41,650	Interpump Group SpA	1,009,669
12,200	Lawson Products Inc.†	325,984
125,750	Mueller Industries Inc.	3,010,455
166,400	Sealed Air Corp.	4,111,744
22,475	The Manitowoc Co. Inc.†	191,037
48,350	The Timken Co.	1,563,639
19,350	The Toro Co.	1,259,492
75,000	The Weir Group plc	671,664
22,500	Valmont Industries Inc.	2,384,550
160,900	Watts Water Technologies Inc., Cl. A	13,620,185

		139,614,195

Shares		Market Value

	Financial Services — 9.6%
10,600	Alleghany Corp.	$5,854,910
49,300	AllianceBernstein Holding LP	916,487
206,400	American Express Co.	17,669,904
2,900	Ameriprise Financial Inc.	297,192
29,650	Argo Group International Holdings Ltd.	1,098,829
21,400	Bank of America Corp.	454,322
116	Berkshire Hathaway Inc., Cl. A†	31,552,000
5,000	BKF Capital Group Inc.†	50,675
46,000	Calamos Asset Management Inc., Escrow†(a)	0
24,200	Citigroup Inc.	1,019,304
42,000	GAM Holding AG†	79,680
133,000	H&R Block Inc.	1,872,640
44,500	Interactive Brokers Group Inc., Cl. A	1,921,065
35,850	Jefferies Financial Group Inc.	490,069
100,900	JPMorgan Chase & Co.	9,084,027
79,663	Kinnevik AB, Cl. A	1,328,717
50,000	Kinnevik AB, Cl. B	834,466
149,750	KKR & Co. Inc., Cl. A	3,514,633
1,550	LendingTree Inc.†	284,255
38,700	Loews Corp.	1,347,921
23,950	M&T Bank Corp.	2,477,149
56,350	Marsh & McLennan Companies Inc.	4,872,021
76,000	PayPal Holdings Inc.†	7,276,240
14,500	Popular Inc.	507,500
141,800	State Street Corp.	7,553,686
19,550	T. Rowe Price Group Inc.	1,909,057
505,700	The Bank of New York Mellon Corp.	17,031,976
83,750	The Blackstone Group Inc., Cl. A	3,816,487
26,375	The Goldman Sachs Group Inc.	4,077,311
39,000	The Hartford Financial Services Group Inc.	1,374,360
125,590	The PNC Financial Services Group Inc.	12,021,475
802	Truist Financial Corp.	24,734
9,800	Value Line Inc.	317,030
15,000	W. R. Berkley Corp.	782,550
80,300	Waddell & Reed Financial Inc., Cl. A	913,814
358,550	Wells Fargo & Co.	10,290,385

		154,916,871

	Food and Beverage — 16.4%
866,100	Brown-Forman Corp., Cl. A	44,500,218
87,300	Brown-Forman Corp., Cl. B	4,846,023
24,900	Campbell Soup Co.	1,149,384
800,000	China Mengniu Dairy Co. Ltd.	2,780,949
34,300	Chr. Hansen Holding A/S	2,578,163
24,200	Coca-Cola European Partners plc	908,226
15,950	Coca-Cola HBC AG	344,125
400,000	Conagra Brands Inc.	11,736,000
27,000	Constellation Brands Inc., Cl. A	3,870,720
38,700	Crimson Wine Group Ltd.†	226,201
190,000	Danone SA	12,288,078
819,800	Davide Campari-Milano SpA	5,922,234

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
224,500	Diageo plc, ADR	$28,538,440
62,900	Farmer Brothers Co.†	437,784
278,500	Flowers Foods Inc.	5,714,820
38,000	Fomento Economico Mexicano SAB de CV, ADR	2,299,380
94,450	General Mills Inc.	4,984,127
1,777,600	Grupo Bimbo SAB de CV, Cl. A	2,606,922
10,000	Heineken Holding NV	770,376
84,800	Heineken NV	7,122,938
19,350	Heineken NV, ADR	796,639
140,500	ITO EN Ltd.	7,474,169
11,000	John Bean Technologies Corp.	816,970
27,050	Kellogg Co.	1,622,729
68,000	Kerry Group plc, Cl. A	7,852,211
272,600	Kikkoman Corp.	11,674,708
19,500	LVMH Moet Hennessy Louis Vuitton SE	7,278,896
60,000	Maple Leaf Foods Inc.	1,088,041
23,000	MEIJI Holdings Co. Ltd.	1,642,781
234,000	Mondele¯z International Inc., Cl. A	11,718,720
48,000	Morinaga Milk Industry Co. Ltd.	1,865,985
5,150	National Beverage Corp.†	219,647
45,100	Nestlé SA	4,659,943
117,000	Nissin Foods Holdings Co. Ltd.	9,793,071
20,000	Nomad Foods Ltd.†	371,200
61,250	PepsiCo Inc.	7,356,125
61,400	Pernod Ricard SA	8,766,108
91,800	Post Holdings Inc.†	7,616,646
88,000	Remy Cointreau SA	9,671,556
16,450	Suntory Beverage & Food Ltd.	624,955
21,650	The Coca-Cola Co.	958,013
25,650	The Hain Celestial Group Inc.†	666,131
20,600	The J.M. Smucker Co.	2,286,600
18,500	The Kraft Heinz Co.	457,690
287,600	Tingyi (Cayman Islands) Holding Corp.	470,384
113,826	Tootsie Roll Industries Inc.	4,093,183
1,500	Tyson Foods Inc., Cl. A	86,805
129,100	Yakult Honsha Co. Ltd.	7,672,160

		263,227,174

	Health Care — 5.9%
15,000	Abbott Laboratories	1,183,650
4,300	AbbVie Inc.	327,617
10,000	Alexion Pharmaceuticals Inc.†	897,900
18,000	Allergan plc	3,187,800
30,250	AmerisourceBergen Corp.	2,677,125
29,400	Amgen Inc.	5,960,262
6,000	Anthem Inc.	1,362,240
79,000	Bausch Health Cos. Inc.†	1,224,500
35,300	Baxter International Inc.	2,866,007
6,000	Becton, Dickinson and Co.	1,378,620
8,350	Biogen Inc.†	2,641,773

Shares		Market Value
2,050	BioMarin Pharmaceutical Inc.†	$173,225
7,650	Bio-Rad Laboratories Inc., Cl. A†	2,681,784
10,000	BioTelemetry Inc.†	385,100
142,550	Bristol-Myers Squibb Co.	7,945,737
15,000	Cardiovascular Systems Inc.†	528,150
12,400	Chemed Corp.	5,371,680
20,000	Cigna Corp.	3,543,600
10,400	CONMED Corp.	595,608
10,450	Covetrus Inc.†	85,063
20,000	DaVita Inc.†	1,521,200
118,800	Demant A/S†	2,643,081
10,000	DENTSPLY SIRONA Inc.	388,300
10,400	Elanco Animal Health Inc.†	232,856
240,000	Evolent Health Inc., Cl. A†	1,303,200
20,000	Gerresheimer AG	1,274,953
15,000	HCA Healthcare Inc.	1,347,750
68,800	Henry Schein Inc.†	3,475,776
1,200	Illumina Inc.†	327,744
38,700	Indivior plc†	21,896
22,000	Integer Holdings Corp.†	1,382,920
39,200	Johnson & Johnson	5,140,296
11,000	Laboratory Corp. of America Holdings†	1,390,290
10,000	McKesson Corp.	1,352,600
28,900	Medtronic plc	2,606,202
55,450	Merck & Co. Inc.	4,266,323
60,000	Mylan NV†	894,600
97,169	Option Care Health Inc.†	920,190
27,322	Orthofix Medical Inc.†	765,289
5,000	Patterson Cos. Inc.	76,450
22,500	Perrigo Co. plc	1,082,025
25,000	Personalis Inc.†	201,750
50,000	PetIQ Inc.†	1,161,500
26,325	Quidel Corp.†	2,574,848
725	Regeneron Pharmaceuticals Inc.†	354,010
58,250	Roche Holding AG, ADR	2,363,203
8,950	Stryker Corp.	1,490,086
65,442	Takeda Pharmaceutical Co. Ltd., ADR	993,410
20,000	Tenet Healthcare Corp.†	288,000
4,000	The Cooper Companies Inc.	1,102,680
6,000	UnitedHealth Group Inc.	1,496,280
1,000	Wright Medical Group NV†	28,650
36,675	Zimmer Biomet Holdings Inc.	3,707,109
7,000	Zoetis Inc.	823,830

		94,016,738

	Hotels and Gaming — 1.1%
13,550	Accor SA	373,608
10,000	Churchill Downs Inc.	1,029,500
350,000	Genting Singapore Ltd.	169,909
15,100	Hyatt Hotels Corp., Cl. A	723,290
1,100	Las Vegas Sands Corp.	46,717
4,500,000	Mandarin Oriental International Ltd.	5,760,000

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
349,900	MGM Resorts International	$4,128,820
69,100	Ryman Hospitality Properties Inc., REIT	2,477,235
2,000,000	The Hongkong & Shanghai Hotels Ltd.	1,594,273
30,000	Universal Entertainment Corp.	455,336
5,800	Wyndham Destinations Inc.	125,860
5,750	Wyndham Hotels & Resorts Inc.	181,183
10,500	Wynn Resorts Ltd.	631,995

		17,697,726

	Machinery — 4.4%
120,000	Caterpillar Inc.	13,924,800
1,455,200	CNH Industrial NV	8,163,672
176,550	CNH Industrial NV, Borsa ltaliana	1,015,644
199,200	Deere & Co.	27,521,472
37,300	Mueller Water Products Inc., Cl. A	298,773
89,950	Welbilt Inc.†	461,444
283,800	Xylem Inc.	18,483,894

		69,869,699

	Manufactured Housing and Recreational Vehicles — 0.3%
29,600	Cavco Industries Inc.†	4,290,224
1,200	Nobility Homes Inc.	26,520
28,850	Skyline Champion Corp.†	452,368

		4,769,112

	Metals and Mining — 3.1%
55,200	Agnico Eagle Mines Ltd.	2,196,408
159,600	Barrick Gold Corp.	2,923,872
14,500	Cleveland-Cliffs Inc.	57,275
71,100	Franco-Nevada Corp.	7,075,872
135,450	Freeport-McMoRan Inc.	914,287
29,000	Kinross Gold Corp.†	115,420
23,200	New Hope Corp. Ltd.	19,836
516,400	Newmont Corp.	23,382,592
116,350	Royal Gold Inc.	10,205,059
13,900	TimkenSteel Corp.†	44,897
83,150	Wheaton Precious Metals Corp.	2,289,120

		49,224,638

	Publishing — 1.6%
48,350	Meredith Corp.	590,837
123,800	News Corp., Cl. A.	1,111,105
89,600	S&P Global Inc.	21,956,480
180,350	The E.W. Scripps Co., Cl. A	1,359,839

		25,018,261

	Real Estate — 0.6%
15,950	Brookfield Asset Management Inc., Cl. A	705,787
104,000	Griffin Industrial Realty Inc.	3,400,800
9,650	Host Hotels & Resorts Inc., REIT	106,536
224,300	The St. Joe Co.†	3,763,754

Shares		Market Value
84,800	Weyerhaeuser Co., REIT	$1,437,360

		9,414,237

	Retail — 2.0%
22,250	Aaron’s Inc.	506,855
13,000	Advance Auto Parts Inc.	1,213,160
61,650	AutoNation Inc.†	1,729,899
1,635	AutoZone Inc.†	1,383,210
13,000	CarMax Inc.†	699,790
36,385	Costco Wholesale Corp.	10,374,455
121,500	CVS Health Corp.	7,208,595
50,000	Hertz Global Holdings Inc.†	309,000
2,200	Lowe’s Companies Inc.	189,310
74,000	Macy’s Inc.	363,340
8,000	Rush Enterprises Inc., Cl. B	244,080
30,200	The Cheesecake Factory Inc.	515,816
16,050	The Home Depot Inc.	2,996,695
121,150	The Kroger Co.	3,649,038
14,500	Walgreens Boots Alliance Inc.	663,375

		32,046,618

	Specialty Chemicals — 1.1%
20,000	Ashland Global Holdings Inc.	1,001,400
160,000	DuPont de Nemours Inc.	5,456,000
338,500	Ferro Corp.†	3,168,360
56,100	H.B. Fuller Co.	1,566,873
39,900	International Flavors & Fragrances Inc.	4,072,992
48,000	Sensient Technologies Corp.	2,088,480
16,000	SGL Carbon SE†	43,834
15,000	Valvoline Inc.	196,350

		17,594,289

	Telecommunications — 1.7%
9,000	AT&T Inc.	262,350
2,800	Cincinnati Bell Inc.†	40,992
154,750	Deutsche Telekom AG, ADR†	2,002,465
14,500	Hellenic Telecommunications Organization SA	175,593
25,000	Hellenic Telecommunications Organization SA, ADR	158,000
113,607	Loral Space & Communications Inc.†	1,846,114
5,800	Orange SA, ADR	70,064
12,900	SoftBank Group Corp., ADR	227,556
5,900	Sprint Corp.†	50,858
2,700,000	Telecom Italia SpA†	1,108,945
172,300	Telecom Italia SpA, ADR†	682,308
38,691	Telefonica Brasil SA, ADR	368,725
237,000	Telefonica SA, ADR	1,083,090
895,600	Telephone & Data Systems Inc.	15,010,256
230,000	Telesites SAB de CV†	150,570
98,800	VEON Ltd., ADR	149,188
74,750	Verizon Communications Inc.	4,016,318

		27,403,392

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Transportation — 1.0%
252,250	GATX Corp.	$15,780,760
3,850	Kansas City Southern	489,643

		16,270,403

	Wireless Communications — 0.7%
111,250	America Movil SAB de CV, Cl. L, ADR	1,310,525
193,100	NTT DOCOMO Inc.	6,064,624
19,350	TIM Participacoes SA, ADR	235,296
17,800	T-Mobile US Inc.†	1,493,420
53,300	United States Cellular Corp.†	1,561,157

		10,665,022

	TOTAL COMMON STOCKS	1,602,786,593

	CLOSED-END FUNDS — 0.1%
30,000	Altaba Inc., Escrow†	622,500
11,059	Royce Global Value Trust Inc.	88,914
84,575	Royce Value Trust Inc.	817,840

	TOTAL CLOSED-END FUNDS	1,529,254

	MANDATORY CONVERTIBLE SECURITIES (b) — 0.0%
	Diversified Industrial — 0.0%
10,000	Avantor Inc., Ser. A 6.250%, 05/15/22	433,600

	PREFERRED STOCKS — 0.0%
	Health Care — 0.0%
31,580	The Phoenix Companies Inc., 7.450%, 01/15/32.	355,275

Shares		Market Value
	RIGHTS — 0.0%
	Health Care — 0.0%
30,000	Bristol-Myers Squibb Co., CVR†	$114,000

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
1,694	Weatherford International plc, expire 11/26/23†	474

	TOTAL INVESTMENTS — 100.0% (Cost $646,646,304)	$1,605,219,196

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Non-income producing security.
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust